Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Right-of-use assets	$ 11,879	$ 8,016
Lease liabilities-current	$ 4,917	$ 2,785
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current.	Other Liabilities, Current.
Lease liabilities-non-current	$ 7,161	$ 6,064
Total lease liabilities	12,078	8,849
Lease expenses	4,412	3,723
Cash paid on lease liabilities	4,954	3,340
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	7,665	3,098
Non-cash: Lease liabilities changed in relation to modifications and terminations	$ (33)	$ 2,259
Weighted average remaining lease term (in years)	3 years 4 months 17 days	3 years 8 months 19 days
Weighted average discount rate (as a percent)	3.33%	3.87%
Lease payments:
Not later than 1 year	$ 5,216
Between 1 to 2 years	3,376
Between 2 to 3 years	1,882
Between 3 to 4 years	679
Between 4 to 5 years	680
Later than 5 years	795
Total lease payments	12,628
Less: Discount factor	(550)
Total lease liabilities	12,078	$ 8,849
Short-term leases with lease terms equal or less than 12 months
Leases
Lease expenses	106	323
Leases with lease terms greater than 12 months
Leases
Lease expenses	4,306	3,400
Offices
Leases
Right-of-use assets	10,605	6,789
Offices | Hong Kong
Leases
Right-of-use assets	$ 1,400
Advance notice period for lease termination option (in months)	1 month
Factories
Leases
Right-of-use assets	$ 702	945
Warehouse
Leases
Right-of-use assets	281	197
Others
Leases
Right-of-use assets	$ 291	$ 85
Minimum
Leases
Terms of lease contracts (in years)	1 year
Maximum
Leases
Terms of lease contracts (in years)	8 years